Related Party Transactions - Summary of Related Party Payables Outstanding (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Related party payables outstanding	¥ 23,444	$ 3,619	¥ 33
Telstra International Limited [Member]
Related Party Transaction [Line Items]
Related party payables outstanding	0	0	33
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Related party payables outstanding	¥ 23,444	$ 3,619	¥ 0